Summary of Significant Accounting Policies - Schedule of Assets and Liabilities, Revenues, Net Income (Loss) and Cash Flows of VIEs (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 27,761,039	172,246,142	759,388,415	83,598,378	$ 122,391,196	81,011,002	49,749,804	52,345,013
Short-term investment	3,223,415	20,000,000	12,500,000				20,000,000	1,500,000
Accounts receivable, net	11,695,536	72,566,125	84,344,499				65,394,402	68,544,138
Amounts due from related parties							78,123,131	114,891,133
Prepaid expenses and other current assets	4,634,636	28,756,061	14,545,788				13,029,323	11,747,964
Deferred income tax assets	1,729,121	10,728,503	16,421,037				9,365,253	11,902,908
Total current assets	118,406,315	734,663,817	887,199,739				235,661,913	260,931,156
Property and equipment, net	2,715,975	16,851,536	9,214,738				15,436,416	8,902,848
Intangible assets, net	4,304,987	26,710,724	2,070,778				15,779,468	2,070,778
Equity method investments	3,088,125	19,160,580					17,991,306
Investment securities	11,785,135	73,122,050					621,270
Deferred income tax assets	315,879	1,959,905					1,959,905
Other non-current assets	1,556,320	9,656,340	4,518,314				6,314,243	4,354,820
Total assets	143,986,871	893,380,937	903,003,569				293,764,521	276,259,602
Accounts payable	1,713,790	10,633,383	9,354,988				8,241,139	9,291,942
Accrued expenses and other current liabilities	14,444,288	89,621,014	50,797,381				60,283,606	44,224,588
Amounts due to related parties							150,846,323	158,443,366
Income tax payable	2,590,673	16,074,092	7,860,663				13,410,026	7,860,663
Total current liabilities	18,748,751	116,328,489	68,013,032				232,781,094	219,820,559
Deferred income tax liabilities	416,883	2,586,593					2,502,636
Total liabilities	19,529,481	121,172,610	68,013,032				235,283,730	219,820,559
Revenues	59,507,459	369,219,983	328,843,318	185,218,681			289,123,486	313,398,188	184,887,591
Net income	(7,601,366)	(47,163,433)	91,814,892	15,168,024			2,041,748	102,669,162	17,517,799
Net cash provided by (used in) operating activities	11,930,098	74,021,486	69,882,307	12,250,505			69,032,991	23,575,560	(2,669,330)
Net cash provided by (used in) investing activities	(89,646,963)	(556,223,546)	(13,080,787)	(9,714,048)			(83,009,375)	(33,227,083)	(9,714,048)
Net cash provided by (used in) financing activities	$ (16,781,278)	(104,121,115)	620,001,707				11,381,174	13,950,000	(5,840,000)